THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.7%

	Shares	Value
AUSTRALIA — 1.4%

Adbri Ltd	406,040	$481,325

National Australia Bank Ltd	79,885	1,486,757

		1,968,082

BRAZIL — 4.2%

Ambev SA ADR	1,149,800	3,253,934

Banco Bradesco SA ADR	711,799	2,619,421

		5,873,355

CANADA — 4.2%

Alimentation Couche-Tard	35,900	1,452,930

Bank of Nova Scotia	30,626	1,464,378

North West	5,200	121,064

Saputo Inc	80,000	1,917,252

Stella-Jones	34,700	979,343

		5,934,967

CHINA — 1.8%

Alibaba Group Holding *	144,100	1,437,977

Tencent Holdings Ltd	31,100	1,050,410

		2,488,387

FINLAND — 0.7%

Nokian Renkaat OYJ	102,392	985,275

FRANCE — 3.3%

Air Liquide SA	17,633	2,014,619

TotalEnergies	55,487	2,602,094

		4,616,713

GERMANY — 7.3%

BASF SE	56,830	2,180,160

Bayerische Motoren Werke	35,166	2,382,500

Fresenius Medical Care & KGaA	59,830	1,684,908

Henkel & KGaA	40,640	2,302,266

SAP SE	20,960	1,707,446

		10,257,280

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
HONG KONG — 7.4%

AIA Group Ltd	370,600	$3,085,483

Hongkong Land Holdings Ltd	285,400	1,254,054

Jardine Matheson Holdings Ltd	68,000	3,437,942

Johnson Electric Holdings	498,323	497,439

Xinyi Glass Holdings Ltd	747,000	1,080,264

Yue Yuen Industrial Holdings	838,376	1,069,271

		10,424,453

INDIA — 4.6%

Adani Ports & Special Economic Zone	78,650	787,980

Housing Development Finance	102,790	2,867,793

UPL	114,160	936,454

Zee Entertainment Enterprises	612,360	1,928,104

		6,520,331

IRELAND — 2.8%

CRH PLC	78,668	2,528,298

Ryanair Holdings PLC ADR *	24,500	1,431,290

		3,959,588

ISRAEL — 0.4%

Check Point Software Technologies Ltd *	4,500	504,090

ITALY — 1.1%

Brembo	191,208	1,576,694

JAPAN — 11.4%

Ain Holdings	33,900	1,464,928

Denso Corp	52,100	2,381,930

FANUC Corp	4,200	589,679

Koito Manufacturing	100,400	1,372,533

Komatsu Ltd	43,800	797,441

Kubota Corp	114,600	1,592,419

Nihon Kohden Corp	91,700	1,948,037

Nitto Denko Corp	44,300	2,398,409

Omron Corp	10,439	478,237

Seria	35,600	621,615

Toyota Motor Corp	184,500	2,411,249

		16,056,477

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
NETHERLANDS — 1.9%

Koninklijke Vopak	53,390	$971,020

SBM Offshore	130,932	1,642,389

		2,613,409

NORWAY — 0.5%

Bakkafrost P	16,204	644,403

PANAMA — 1.5%

Copa Holdings SA, Cl A *	31,900	2,137,619

SINGAPORE — 7.4%

SATS Ltd *	306,200	640,391

Sembcorp Industries Ltd	1,265,700	2,705,941

Singapore Telecommunications	1,142,325	2,109,847

United Overseas Bank Ltd	167,130	3,030,004

Venture Corp	173,200	1,969,914

		10,456,097

SOUTH KOREA — 1.6%

Samsung Electronics GDR	2,552	2,320,160

SPAIN — 0.8%

Industria de Diseno Textil	57,094	1,177,750

SWEDEN — 0.7%

Assa Abloy, Cl B	56,796	1,064,148

SWITZERLAND — 7.2%

Cie Financiere Richemont, Cl A	25,120	2,377,115

Holcim	67,700	2,781,289

Novartis	43,870	3,352,842

Swatch Group	7,340	1,652,657

		10,163,903

UNITED KINGDOM — 18.7%

Anglo American PLC	67,623	2,029,974

Berkeley Group Holdings	62,656	2,288,642

HSBC Holdings PLC	571,603	2,990,480

IMI PLC	167,120	2,066,151

Renishaw	19,175	743,520

RS GROUP PLC	135,113	1,441,987

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value

Shell	111,855	$2,774,259

Smith & Nephew	119,308	1,376,833

Smiths Group PLC	203,180	3,383,595

Spectris PLC	44,920	1,357,077

Travis Perkins	228,585	1,961,735

Victrex PLC	105,865	1,953,906

Weir Group PLC	122,660	1,898,495

		26,266,654

VIETNAM — 0.8%

Vietnam Dairy Products JSC	363,800	1,098,335

TOTAL COMMON STOCK (Cost $149,690,681)		129,108,170

PREFERRED STOCK — 1.8%

GERMANY — 1.8%

FUCHS PETROLUB (A)	50,171	1,269,951

Jungheinrich AG (A)	62,790	1,266,876

		2,536,827

TOTAL PREFERRED STOCK
(Cost $3,530,284)		2,536,827

TOTAL INVESTMENTS — 93.5% (Cost $153,220,965)		$131,644,997

Percentages are based on Net Assets of $140,793,774.

*	Non-income producing security.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,108,170	$—	$—	$129,108,170
Preferred Stock	1,266,876	1,269,951	—	2,536,827

Total Investments in Securities	130,375,046	1,269,951	—	131,644,997

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SIM-QH-001-0400